UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND

THE MCKEE INTERNATIONAL EQUITY PORTFOLIO

ANNUAL REPORT                                                   OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2007

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter .....................................................    1

Schedule of Investments ..................................................    4

Statement of Assets and Liabilities ......................................    9

Statement of Operations ..................................................   10

Statement of Changes in Net Assets .......................................   11

Financial Highlights .....................................................   12

Notes to Financial Statements ............................................   13

Report of Independent Registered Public Accounting Firm ..................   22

Disclosure of Portfolio Expenses .........................................   24

Trustees and Officers of The Advisors' Inner Circle Fund .................   26

Notice to Shareholders ...................................................   36

The Portfolio files its complete schedule of investments of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Form N-Q will be available on the SEC's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-625-3346; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

October 31, 2007

Dear Shareholders:

ECONOMIC AND MARKET PERSPECTIVE

Led by the emerging market countries, especially China, the global economic expansion continued. Europe and Asia (other than Japan) also experienced good growth. Commodity prices, especially oil, rose sharply, and inflation remains above central bank target ranges. Despite the persistence of inflation, foreign central banks have paused in their tightening programs in deference to unsettled credit markets. Interest rate reductions by the Federal Reserve have created significant downward pressure on the dollar against those currencies without a dollar peg. Corporate earnings have continued to advance, but the rate of growth has slowed especially in the United States. Global stock prices have risen along with earnings, and the steep drop in the dollar has increased the return to U.S. holders of international equities.

PERFORMANCE

The McKee International Equity Portfolio's (the "Portfolio") return of 26.19% exceeded the 24.92% return of the benchmark Morgan Stanley MSCI EAFE Index by 127 basis points. Performance was helped by overweighting industrial stocks but hurt by underweighting materials stocks and overweighting health care.

PORTFOLIO STRUCTURE

As of October 31, 2007, the Portfolio was invested in 20 countries. The Portfolio was overweight in Japan but underweight in the Euro Zone, the United Kingdom, Australia, and the Nordic countries. Emerging markets, which are not included in the Morgan Stanley MSCI EAFE Index, accounted for about 7% of assets. The Portfolio was overweight in industrials, health care, energy, and consumer discretionary but was under-exposed to financials, materials, consumer staples, telecom services, and utilities. On October 31, 2007, the Portfolio was invested in 61 companies.

OUTLOOK

While the global economic expansion remains intact, growth forecasts are moderating because of falling U.S. house prices, tighter credit conditions and the falling dollar. Continued strong growth in the emerging countries is putting upward pressure on commodity prices and could cause global inflation to accelerate. Additional

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

Federal Reserve easing may result in a free fall of the dollar. Credit markets will remain unsettled until the magnitude of subprime mortgage losses is recognized. Corporate earnings growth seems sustainable in the near term. Equity valuations are at average historical levels despite recent price appreciation. Political tension in the Mideast and fears of credit market disruptions could negatively impact investor sentiment. If the global economic and profit expansion can be sustained, the potential exists for further stock price appreciation.

Yours truly,

/s/ Eugene M. Natali

Eugene M. Natali
C.S. MCKEE CHIEF EXECUTIVE OFFICER

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                       DEFINITION OF THE COMPARATIVE INDEX

MORGAN STANLEY MSCI EAFE INDEX is an unmanaged index comprised of over 1,100 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

                     ----------------------------------
                         AVERAGE ANNUAL TOTAL RETURN
                      FOR PERIOD ENDED OCTOBER 31, 2007
                     ----------------------------------
                                Annualized   Annualized
                     One Year     5 Year       10 Year
                      Return      Return       Return
                     ----------------------------------
                      26.19%      23.70%       10.05%
                     ----------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                MCKEE INTERNATIONAL             MORGAN STANLEY MSCI
                 EQUITY PORTFOLIO                EAFE INDEX (NET)
10/31/97             $10,000                         $10,000
1998                  10,118                          10,964
1999                  13,187                          13,489
2000                  12,964                          13,098
2001                  10,343                           9,833
2002                   8,993                           8,534
2003                  11,525                          10,840
2004                  14,076                          12,883
2005                  16,173                          15,213
2006                  20,640                          19,400
2007                  26,046                          24,234

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN
REDEEMED, MAY BE WORTH LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE PORTFOLIO. THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR
 EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                             IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS
      ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
        ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                 SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+ (UNAUDITED)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                                                                 23.7%
Industrials                                                                17.3%
Consumer Discretionary                                                     12.3%
Energy                                                                     10.0%
Health Care                                                                 9.3%
Consumer Staples                                                            6.7%
Information Technology                                                      6.6%
Materials                                                                   6.1%
Telecommunication Services                                                  3.4%
Utilities                                                                   2.9%
Repurchase Agreement                                                        1.7%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS, NOT INCLUDING SECURITIES RECEIVED AS COLLATERAL FOR SECURITIES LENDING.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.7%
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------   -------------
AUSTRALIA -- 3.8%
   CSL* ..........................................       135,000   $   4,614,695
   Santos* .......................................       450,000       5,909,980
                                                                   -------------
                                                                      10,524,675
                                                                   -------------
AUSTRIA -- 1.6%
   Wienerberger* .................................        70,000       4,367,841
                                                                   -------------
BRAZIL -- 2.7%
   Cia Vale do Rio Doce ADR ......................       200,000       7,536,000
                                                                   -------------
FINLAND -- 2.0%
   Nokia* ........................................       140,000       5,553,295
                                                                   -------------
FRANCE - 9.9%
   AXA* ..........................................       110,000       4,934,711
   BNP Paribas* ..................................        40,000       4,427,805
   Sanofi-Aventis* ...............................        45,000       3,953,510
   STMicroelectronics* ...........................       165,000       2,823,435
   Total* ........................................        75,000       6,044,758
   Vivendi* ......................................       115,000       5,190,379
                                                                   -------------
                                                                      27,374,598
                                                                   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------   -------------
GERMANY -- 8.0%
   Allianz* ......................................        21,000   $   4,722,925
   Bayerische Motoren Werke* .....................        50,000       3,341,952
   Continental* ..................................        25,000       3,776,379
   E.ON* .........................................        25,000       4,881,481
   MAN* ..........................................        30,000       5,357,849
                                                                   -------------
                                                                      22,080,586
                                                                   -------------
GREECE -- 1.5%
   EFG Eurobank Ergasias* ........................       108,000       4,209,094
                                                                   -------------
HONG KONG -- 1.1%
   Henderson Land Development* ...................       350,000       3,137,348
                                                                   -------------
INDIA -- 1.1%
   Infosys Technologies ADR (A) ..................        60,000       3,056,400
                                                                   -------------
ISRAEL -- 1.6%
   Teva Pharmaceutical ADR .......................       100,000       4,401,000
                                                                   -------------
ITALY -- 4.1%
   Mediaset* .....................................       270,000       2,797,041
   Telecom Italia, Ordinary Shares* ..............       800,000       2,503,751
   Telecom Italia, Savings Shares* ...............       675,000       1,746,021
   UniCredito Italiano* ..........................       504,000       4,330,280
                                                                   -------------
                                                                      11,377,093
                                                                   -------------
JAPAN -- 22.5%
   Asahi Breweries* ..............................       225,000       3,723,650
   Asahi Glass* ..................................       350,000       4,823,454
   Astellas Pharma* ..............................       100,000       4,442,221
   Canon* ........................................        70,000       3,544,416
   East Japan Railway* ...........................           800       6,594,470
   Fanuc* ........................................        40,000       4,387,825
   Komatsu* ......................................       140,000       4,696,989
   Kubota* .......................................       350,000       2,940,419
   Lawson (A)* ...................................       110,000       3,805,632
   Mitsubishi UFJ Financial Group* ...............       400,000       4,005,235

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------   -------------
JAPAN -- (CONTINUED)
   Nippon Oil* ...................................       500,000   $   4,431,416
   Nippon Yusen* .................................       400,000       4,132,539
   Nissan Chemical Industries* ...................       300,000       4,128,075
   Osaka Gas* ....................................       810,000       3,153,505
   Shionogi* .....................................       175,000       2,984,448
                                                                   -------------
                                                                      61,794,294
                                                                   -------------
NETHERLANDS -- 1.7%
   TNT* ..........................................       110,000       4,508,372
                                                                   -------------
PORTUGAL -- 2.2%
   PT Multimedia* ................................        66,025         898,085
   Portugal Telecom* .............................       375,000       5,027,518
                                                                   -------------
                                                                       5,925,603
                                                                   -------------
SINGAPORE -- 2.0%
   DBS Group Holdings* ...........................       350,000       5,470,751
                                                                   -------------
SPAIN -- 3.1%
   Banco Sabadell (A)* ...........................       335,000       3,405,367
   Inditex* ......................................        70,000       5,227,343
                                                                   -------------
                                                                       8,632,710
                                                                   -------------
SWEDEN -- 1.6%
   Nordea Bank* ..................................       240,000       4,288,838
                                                                   -------------
SWITZERLAND -- 7.3%
   ABB* ..........................................       185,000       5,589,485
   Credit Suisse Group* ..........................        90,000       6,078,522
   Novartis* .....................................        95,000       5,050,628
   Swiss Reinsurance* ............................        35,000       3,288,789
                                                                   -------------
                                                                      20,007,424
                                                                   -------------
TAIWAN -- 1.1%
   Taiwan Semiconductor Manufacturing ADR ........       295,000       3,141,750
                                                                   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     -----------   -------------

UNITED KINGDOM -- 18.8%
   Barclays* .....................................       250,000   $   3,161,154
   BG Group* .....................................       300,000       5,557,055
   Cadbury Schweppes* ............................       250,000       3,322,463
   Cadbury Schweppes ADR .........................        40,000       2,129,600
   Diageo* .......................................       230,000       5,272,100
   Kingfisher* ...................................     1,100,000       4,523,039
   Lloyds TSB Group* .............................       425,000       4,823,294
   Persimmon* ....................................       200,000       4,372,399
   Royal Bank of Scotland Group* .................       420,000       4,531,768
   Royal Dutch Shell, Cl B* ......................        86,199       3,757,329
   Royal Dutch Shell, Cl B ADR ...................        20,000       1,745,000
   Vedanta Resources* ............................       110,000       5,047,631
   WPP Group* ....................................       250,000       3,417,088
                                                                   -------------
                                                                      51,659,920
                                                                   -------------
   TOTAL COMMON STOCK
      (Cost $160,144,225) ........................                   269,047,592
                                                                   -------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 2.2%
--------------------------------------------------------------------------------

                                                         FACE
                                                        AMOUNT
                                                     -----------

   Morgan Stanley
      4.500%, dated 10/31/07, matures on
      11/01/07, repurchase price $4,679,021
      (collateralized by a U.S. Treasury
      obligation, par value $4,479,068, 1.875%,
      07/15/15, total market value $4,772,077) ...   $ 4,678,436       4,678,436
   Lehman Brothers (B)
      5.018%, dated 10/31/07, matures on
      11/01/07, repurchase price $1,540,977
      (collateralized by a U.S. government
      obligation, par value $1,550,000, 6.000%,
      10/01/37, total market value $1,571,949) ...     1,540,762       1,540,762
                                                                   -------------

   TOTAL REPURCHASE AGREEMENTS
      (Cost $6,219,198) ..........................                     6,219,198
                                                                   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MASTER NOTE -- 0.9%
--------------------------------------------------------------------------------

                                                        FACE
                                                        AMOUNT         VALUE
                                                     -----------   -------------
   Bear Stearns (B) (C)
      5.138%, 11/07/07
      (Cost $2,500,000) ..........................   $ 2,500,000   $   2,500,000
                                                                   -------------

--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY -- 0.9%
--------------------------------------------------------------------------------

                                                       SHARES
                                                     -----------
   Schwab Value Advantage Fund, 5.032% (B) (D)
      (Cost $2,500,000) ..........................     2,500,000       2,500,000
                                                                   -------------

   TOTAL INVESTMENTS -- 101.7%
      (Cost $171,363,423) ........................                 $ 280,266,790
                                                                   =============

      PERCENTAGES ARE BASED ON NET ASSETS OF $275,432,470.

  * SECURITIES FAIR VALUED IN ACCORDANCE WITH FAIR VALUE PROCEDURES (SEE NOTE 2 ON PAGE 15).

ADR AMERICAN DEPOSITARY RECEIPT

CL CLASS

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT OCTOBER 31, 2007 (SEE NOTE 10). THE TOTAL VALUE OF SECURITIES ON LOAN AT OCTOBER 31, 2007 WAS $6,401,349.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN (SEE NOTE 10). THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2007 WAS $6,540,762.

(C) FLOATING RATE SECURITY. THE RATE DISCLOSED IS THE RATE IN EFFECT ON OCTOBER 31, 2007.

(D)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
Investments, at Value+ (Cost $165,144,225) .............................................   $  274,047,592
Repurchase Agreements, at Value (Cost $6,219,198) ......................................        6,219,198
Foreign Currency, at value (Cost $14,018) ..............................................           14,275
Receivable for Capital Shares Sold .....................................................           10,366
Dividends and Interest Receivable ......................................................          623,732
Receivable for Investment Securities Sold ..............................................        1,323,624
Prepaid Expenses                                                                                    7,948
                                                                                           --------------
   TOTAL ASSETS ........................................................................      282,246,735
                                                                                           --------------
LIABILITIES:
Collateral Held for Securities on Loan .................................................        6,540,762
Net Unrealized Loss on Spot Contracts ..................................................               34
Payable due to Investment Adviser ......................................................          158,302
Payable due to Administrator ...........................................................           26,861
Payable for Trustees' Fee ..............................................................            2,026
Chief Compliance Officer Fees Payable ..................................................            2,266
Other Accrued Expenses and Other Payables ..............................................           84,014
                                                                                           --------------
   TOTAL LIABILITIES ...................................................................        6,814,265
                                                                                           --------------
NET ASSETS .............................................................................   $  275,432,470
                                                                                           ==============

---------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------
Paid-in Capital ........................................................................   $  135,015,941
Undistributed Net Investment Income ....................................................        5,367,430
Accumulated Net Realized Gain on Investments, Written Options and
   Foreign Currency and Translation of Other Assets and Liabilities
   Denominated in Foreign Currencies ...................................................       26,229,837
Net Unrealized Appreciation on Investments and Written Options .........................      108,903,367
Net Unrealized Depreciation on Foreign Currency and Translation of
   Other Assets and Liabilities Denominated in Foreign Currencies ......................          (84,105)
                                                                                           --------------
NET ASSETS .............................................................................   $  275,432,470
                                                                                           ==============
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value) .....       15,331,379
NET ASSET VALUE, Offering and Redemption Price Per Share ...............................   $        17.97
                                                                                           ==============

+     INCLUDES MARKET VALUE OF SECURITIES ON LOAN FOR $6,307,548.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             FOR THE YEAR ENDED
                                                             OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends ..............................................................................   $    8,508,636
Interest ...............................................................................          363,409
Income received from securities lending ................................................          226,966
Less: Foreign Taxes Withheld ...........................................................         (637,154)
                                                                                           --------------
   TOTAL INVESTMENT INCOME .............................................................        8,461,857
                                                                                           --------------
EXPENSES:
Investment Advisory Fees ...............................................................        1,916,211
Administration Fees ....................................................................          323,678
Chief Compliance Officer Fees ..........................................................            9,798
Trustees' Fees .........................................................................            8,340
Custodian Fees .........................................................................          180,365
Shareholder Servicing Fees .............................................................           76,489
Transfer Agent Fees ....................................................................           66,267
Legal Fees .............................................................................           30,642
Printing Fees ..........................................................................           27,028
Audit Fees .............................................................................           19,424
Registration and Filing Fees ...........................................................           18,939
Other Expenses .........................................................................           30,244
                                                                                           --------------
   TOTAL EXPENSES ......................................................................        2,707,425
Less:
   Fees Paid Indirectly -- Note 4 ......................................................           (1,103)
                                                                                           --------------
   NET EXPENSES ........................................................................        2,706,322
                                                                                           --------------
NET INVESTMENT INCOME ..................................................................        5,755,535
                                                                                           --------------
NET REALIZED GAIN (LOSS) ON:
   Investments .........................................................................       26,251,960
   Written Options .....................................................................          (19,861)
   Foreign Currency Transactions .......................................................         (169,110)
                                                                                           --------------
NET REALIZED GAIN ......................................................................       26,062,989
                                                                                           --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments .........................................................................       30,651,509
   Written Options .....................................................................          (84,047)
   Foreign Currency Transactions .......................................................            7,624
                                                                                           --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ...................................       30,575,086
                                                                                           --------------
NET GAIN ON INVESTMENTS, WRITTEN OPTIONS AND
   FOREIGN CURRENCY TRANSACTIONS .......................................................       56,638,075
                                                                                           --------------
Net Increase in Net Assets Resulting from Operations ...................................   $   62,393,610
                                                                                           ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             YEAR             YEAR
                                                                             ENDED           ENDED
                                                                          OCTOBER 31,     OCTOBER 31,
                                                                             2007             2006
                                                                         -------------   -------------
OPERATIONS:
   Net Investment Income .............................................   $   5,755,535   $   4,922,674
   Net Realized Gain on Investments, Written Options and
     Foreign Currency Transactions ...................................      26,062,989      19,687,965
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments, Written Options and Foreign
     Currency Transactions ...........................................      30,575,086      34,219,380
                                                                         -------------   -------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS .................................................      62,393,610      58,830,019
                                                                         -------------   -------------
DIVIDENDS AND DISTRIBUTIONS:
   Dividends from Net Investment Income ..............................      (4,711,226)     (3,634,229)
   Distributions from Net Capital Gains ..............................     (19,795,026)             --
                                                                         -------------   -------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................................     (24,506,252)     (3,634,229)
                                                                         -------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Issued ............................................................      11,634,863       7,966,132
   Reinvestment of Distributions .....................................      24,224,267       3,597,229
   Redemption Fees -- Note 2 .........................................             166           1,491
   Redeemed ..........................................................     (41,562,505)    (56,208,540)
                                                                         -------------   -------------
   NET DECREASE IN NET ASSETS FROM CAPITAL SHARE
     TRANSACTIONS ....................................................      (5,703,209)    (44,643,688)
                                                                         -------------   -------------
   TOTAL INCREASE IN NET ASSETS ......................................      32,184,149      10,552,102
                                                                         -------------   -------------
NET ASSETS:
   Beginning of Period ...............................................     243,248,321     232,696,219
                                                                         -------------   -------------
   End of Period (Including Undistributed Net Investment Income
     of $5,367,430 and $4,492,231, respectively) .....................   $ 275,432,470   $ 243,248,321
                                                                         =============   =============
SHARE TRANSACTIONS:
   Issued ............................................................         715,683         554,978
   Reinvestment of Distributions .....................................       1,586,264         269,052
   Redeemed ..........................................................      (2,482,132)     (3,966,440)
                                                                         -------------   -------------
   NET DECREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ..............................................        (180,185)     (3,142,410)
                                                                         =============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                                 YEARS ENDED OCTOBER 31,
                                                          -----------------------------------------------------------------
                                                             2007          2006          2005          2004          2003
                                                          ---------     ---------     ---------     ---------     ---------
Net Asset Value, Beginning of Year ....................   $   15.68     $   12.47     $   11.00     $    9.11     $    7.14
                                                          ---------     ---------     ---------     ---------     ---------
Income from
   Investment Operations:
Net Investment Income .................................        0.34*         0.29*         0.19*         0.14*         0.11
Net Realized and Unrealized Gain ......................        3.47          3.12          1.44          1.86          1.89
                                                          ---------     ---------     ---------     ---------     ---------
   Total from Investment Operations ...................        3.81          3.41          1.63          2.00          2.00
                                                          ---------     ---------     ---------     ---------     ---------
Redemption Fees .......................................          --**          --**          --**          --**          --
                                                          ---------     ---------     ---------     ---------     ---------
Dividends and Distributions:
   Net Investment Income ..............................       (0.27)        (0.20)        (0.16)        (0.11)        (0.03)
   Capital Gains ......................................       (1.25)           --            --            --            --
                                                          ---------     ---------     ---------     ---------     ---------

   Total Dividends and Distributions ..................       (1.52)        (0.20)        (0.16)        (0.11)        (0.03)
                                                          ---------     ---------     ---------     ---------     ---------
   Net Asset Value, End of Year .......................   $   17.97     $   15.68     $   12.47     $   11.00     $    9.11
                                                          =========     =========     =========     =========     =========
TOTAL RETURN+ .........................................       26.19%        27.62%        14.90%        22.13%        28.16%
                                                          =========     =========     =========     =========     =========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (Thousands) ...................   $ 275,432     $ 243,248     $ 232,696     $ 215,187     $ 153,385
Ratio of Expenses to Average Net Assets ...............        0.99%(1)      1.00%(1)      1.01%(1)      0.99%         1.00%

Ratio of Net Investment Income to Average Net Assets ..        2.10%         2.02%         1.60%         1.34%         1.54%
Portfolio Turnover Rate................................          16%           13%           27%           13%           17%

  *   PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

 **   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

(1) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECTS OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD BE EQUAL TO THE RATIO PRESENTED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS'INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 portfolios. The financial statements herein are those of the McKee International Equity Portfolio (the "Portfolio"). The investment objective of the Portfolio is long-term total return. The Portfolio invests primarily (at least 80% of its net assets) in equity securities of companies located in at least three countries other than the U.S. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Portfolio.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Portfolio.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NAS-DAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

      Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options and at the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Board.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

      or security exceed levels established by the administrator, the administrator notifies the Adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

      The Portfolio uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Portfolio's Administrator and can request that a meeting of the Committee be held.

      If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

      As of October 31, 2007, the total market value of securities valued in accordance with the Fair Value Procedures was $247,037,842.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

      denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT -- The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. As of October 31, 2007, there were no open forward foreign currency exchange contracts. However, there were outstanding spot contracts as of October 31, 2007, with maturities less than three days. The amount of unrealized gain (loss) can be found on the Statement of Assets and Liabilities.

      WRITTEN OPTIONS -- When a covered put or call option is written in the Portfolio, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written.

      When a covered written call expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

      received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying securities and the proceeds of the sale are increased by the premium originally received.

      When a covered written put expires, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Portfolio purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

      The Portfolio trades written option contracts with off-balance sheet risk in the normal course of its investment activities in order to manage exposure to market risks. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

      WRITTEN OPTIONS TRANSACTIONS -- There were no written option transactions entered into during the year ended October 31, 2007. The Portfolio's written option positions are summarized as follows:

                                                           NUMBER      PREMIUM
                                                        OF CONTRACTS    (000)
                                                        ------------   -------
      Balance at the beginning of year                      1,800       $ 228
      Options exercised during the year                    (1,800)       (228)
                                                           ------       -----
      Balance at end of year                                   --       $  --
                                                           ======       =====

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

      REDEMPTION FEES -- The Portfolio retains redemption fees of 1.00% on redemptions of capital shares held for less than 180 days. For the years ended October 31, 2007 and October 31, 2006 there were $166 and $1,491, respectively, in redemption fees retained by the Portfolio.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, CUSTODIAN AND TRANSFER AGENT AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the C.S. McKee, L.P. (the "Adviser").

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

The Portfolio earned cash management credits which are used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio's average daily net assets.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2007, the Portfolio made purchases of $41,283,626 and sales of $68,093,789 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Permanent book and tax basis differences related to foreign currencies and foreign forward spot contracts, resulted in reclassifications of $(169,110) to undistributed net investment income and $169,110 to accumulated net realized gain. These reclassifications had no impact on the net assets or net asset value of the Portfolio.

The tax character of dividends and distributions paid during the last two fiscal years was as follows:

                                         ORDINARY     LONG TERM
                                          INCOME     CAPITAL GAIN      TOTAL
                                       -----------   ------------   ------------
                          2007         $ 6,412,932   $ 18,093,320   $ 24,506,252
                          2006           3,634,229             --      3,634,229

As of October 31, 2007, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income             $   6,910,743
Undistributed Long-Term Capital Gains        24,686,526
Unrealized Appreciation                     108,819,260
                                          -------------

Total Distributable Earnings              $ 140,416,529
                                          =============

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

For Federal income tax purposes, capital loss carryforwards represent net realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future net capital gains. As of October 31, 2007, the Fund had no outstanding capital loss carryforwards.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation for the investments held (excluding foreign currency) by the Portfolio at October 31, 2007, were as follows:

                            AGGREGATE      AGGREGATE
                              GROSS          GROSS
             FEDERAL       UNREALIZED      UNREALIZED    NET UNREALIZED
             TAX COST     APPRECIATION    DEPRECIATION    APPRECIATION
          -------------   -------------   ------------   --------------
          $ 171,363,423   $ 109,453,066   $   (549,699)  $  108,903,367

8. CONCENTRATION OF RISKS:

The Portfolio invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

9. OTHER:

At October 31, 2007, 42% of total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. LOANS OF PORTFOLIO SECURITIES:

The Portfolio may lend portfolio securities pursuant to a securities lending agreement ("Lending Agreement") with Union Bank of California. Unless otherwise agreed,

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

loans of Portfolio securities made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the current market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Portfolio, as such, the Portfolio is liable for investment losses. The Portfolio receives a fee for its participation in the Lending Agreement based on its lending activity.

11. ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. SEC guidance allows implementing FIN 48 as late as the Portfolio's last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will adopt FIN 48 in its semi-annual report on April 30, 2008. As of October 31, 2007, the Portfolio's management has not yet completed its evaluation of the impact that will result from adopting FIN 48, however, management does not anticipate a material impact to the financial statements.

In September 2006, the FASB issued STATEMENT ON FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Portfolio does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
McKee International Equity Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of McKee International Equity Portfolio (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2007

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

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio's costs in two ways:

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED) -- CONCLUDED
--------------------------------------------------------------------------------

                                 BEGINNING      ENDING                  EXPENSES
                                  ACCOUNT       ACCOUNT    ANNUALIZED     PAID
                                   VALUE         VALUE      EXPENSE      DURING
                                   5/1/07      10/31/07      RATIOS      PERIOD*
--------------------------------------------------------------------------------
MCKEE INTERNATIONAL EQUITY PORTFOLIO -- INSTITUTIONAL CLASS SHARES
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN          $ 1,000.00   $ 1,099.10      0.99%      $ 5.24

HYPOTHETICAL 5% RETURN             1,000.00     1,020.21      0.99         5.04

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the

                                                                  TERM OF
                                        POSITION(S)              OFFICE AND
   NAME, ADDRESS,                        HELD WITH               LENGTH OF
       AGE 1                             THE TRUST             TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
ROBERT A. NESHER                         Chairman               (Since 1991)
61 yrs. old                            of the Board
                                        of Trustees

--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-625-3346. The following chart lists Trustees and Officers as of November 15, 2007.

                                         NUMBER OF
                                         PORTFOLIOS
                                     IN THE ADVISORS'
                                     INNER CIRCLE FUND
      PRINCIPAL OCCUPATION(S)        OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS                 MEMBER            HELD BY BOARD MEMBER 3
----------------------------------------------------------------------------------------
SEI employee 1974-present.                  36          Trustee of The Advisors' Inner
Currently performs various services                     Circle Fund II, Bishop Street
on behalf of SEI Investments for                        Funds, SEI Asset Allocation
which Mr. Nesher is compensated.                        Trust, SEI Daily Income Trust,
Executive Vice President of SEI                         SEI Index Funds. SEI
Investments, 1986-1994. Director                        Institutional International
and Executive Vice President of the                     Trust, SEI Institutional
Administrator and the Distributor,                      Investments Trust, SEI
1981-1994.                                              Institutional Managed Trust, SEI
                                                        Liquid Asset Trust, SEI Tax
                                                        Exempt Trust, SEI Opportunity
                                                        Master Fund, L.P., SEI
                                                        Opportunity Fund, L.P., SEI
                                                        Global Master Fund, PLC, SEI
                                                        Global Assets Fund, PLC, SEI
                                                        Global Investments Fund, PLC,
                                                        SEI Investments Global, Limited,
                                                        SEI Investments Global Fund
                                                        Services Limited, SEI
                                                        Investments (Europe) Ltd., SEI
                                                        Investments-Unit Trust
                                                        Management (UK) Limited, and SEI
                                                        Global Nominee Ltd.
----------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  TERM OF
                                        POSITION(S)             OFFICE AND
   NAME, ADDRESS,                        HELD WITH               LENGTH OF
       AGE 1                             THE TRUST             TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)
WILLIAM M. DORAN                          Trustee               (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
67 yrs. old

--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
JAMES M. STOREY                           Trustee               (Since 1994)
76 yrs. old

--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                         NUMBER OF
                                        PORTFOLIOS
                                     IN THE ADVISORS'
                                     INNER CIRCLE FUND
      PRINCIPAL OCCUPATION(S)        OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS               MEMBER             HELD BY BOARD MEMBER 3
----------------------------------------------------------------------------------------
Self Employed Consultant since              36          Director of SEI Investments
2003. Partner, Morgan, Lewis &                          Company and SEI Investments
Bockius LLP (law firm) from 1976-                       Distribution Co., SEI
2003, counsel to the Trust, SEI                         Investments-Global Fund
Investments, the Administrator and                      Services, Limited, SEI
the Distributor. Director of SEI                        Investments Global Limited, SEI
Investments since 1974; Secretary                       Investments (Europe), Limited,
of SEI Investments since 1978.                          SEI Investments (Asia) Limited,
                                                        SEI Asset Korea Co., Ltd.
                                                        Trustee of The Advisors' Inner
                                                        Circle Fund II, SEI Investments,
                                                        Bishop Street Funds, SEI Asset
                                                        Allocation Trust, SEI Daily
                                                        Income Trust, SEI Index Funds,
                                                        SEI Institutional International
                                                        Trust, SEI Institutional
                                                        Investments Trust, SEI
                                                        Institutional Managed Trust, SEI
                                                        Liquid Asset Trust and SEI Tax
                                                        Exempt Trust.
----------------------------------------------------------------------------------------

Attorney, Solo Practitioner since           36          Trustee of The Advisors' Inner
1994. Partner, Dechert, September                       Circle Fund II, Bishop Street
1987-December 1993.                                     Funds, SEI Asset Allocation
                                                        Trust, SEI Daily Income Trust,
                                                        SEI Index Funds, SEI
                                                        Institutional International
                                                        Trust, SEI Institutional
                                                        Investments Trust, SEI
                                                        Institutional Managed Trust, SEI
                                                        Liquid Asset Trust and SEI Tax
                                                        Exempt Trust, and the U.S.
                                                        Charitable Gift Trust.
----------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  TERM OF
                                        POSITION(S)              OFFICE AND
   NAME, ADDRESS,                        HELD WITH               LENGTH OF
       AGE 1                             THE TRUST             TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
GEORGE J. SULLIVAN, JR.                   Trustee              (Since 1999)
65 yrs. old

--------------------------------------------------------------------------------
BETTY L. KRIKORIAN                        Trustee              (Since 2005)
64 yrs. old

--------------------------------------------------------------------------------
CHARLES E. CARLBOM                        Trustee              (Since 2005)
73 yrs. old

--------------------------------------------------------------------------------
MITCHELL A. JOHNSON                       Trustee              (Since 2005)
65 yrs. old

--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                         NUMBER OF
                                        PORTFOLIOS
                                     IN THE ADVISORS'
                                     INNER CIRCLE FUND
      PRINCIPAL OCCUPATION(S)        OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS               MEMBER            HELD BY BOARD MEMBER 3
----------------------------------------------------------------------------------------
Chief Executive Officer, Newfound           36          Trustee, State Street Navigator
Consultants, Inc. since April                           Securities Lending Trust, since
1997. General Partner, Teton                            1995. Trustee of The Fulcrum
Partners, L.P., June 1991-December                      Trust. Trustee of the Advisors'
1996; Chief Financial Officer,                          Inner Circle Fund II, Bishop
Nobel Partners, L.P., March                             Street Funds, SEI Asset
1991-December 1996; Treasurer and                       Allocation Trust, SEI Daily
Clerk, Peak Asset Management.                           Income Trust, SEI Index Funds,
Inc., since 1991.                                       SEI Institutional International
                                                        Trust, SEI Institutional
                                                        Investments Trust, SEI
                                                        Institutional Managed Trust, SEI
                                                        Liquid Asset Trust, SEI Tax
                                                        Exempt Trust, SEI Opportunity
                                                        Master Fund, L.P., and SEI
                                                        Opportunity Fund, L.P.
----------------------------------------------------------------------------------------
Self-Employed Legal and Financial           36          Trustee of The Advisors' Inner
Services Consultant since 2003.                         Circle Fund II and Bishop Street
State Street Bank Global                                Funds.
Securities and Cash Operations
from 1995 to 2003.
----------------------------------------------------------------------------------------
Self-Employed Business Consultant,          36          Director, Crown Pacific, Inc.
Business Project Inc. since 1997.                       Trustee of The Advisors' Inner
CEO and President, United Grocers                       Circle Fund II and Bishop Street
Inc. from 1997 to 2000.                                 Funds.
----------------------------------------------------------------------------------------
Retired.                                    36          Director, Federal Agricultural
                                                        Mortgage Corporation. Trustee of
                                                        The Advisors' Inner Circle Fund
                                                        II and Bishop Street Funds.
----------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    TERM OF
                                        POSITION(S)               OFFICE AND
   NAME, ADDRESS,                        HELD WITH                 LENGTH OF
       AGE 1                             THE TRUST                TIME SERVED
--------------------------------------------------------------------------------
OFFICERS
JAMES F. VOLK, CPA                       President                 (Since 2003)
45 yrs. old

--------------------------------------------------------------------------------
MICHAEL LAWSON                        Controller and               (Since 2005)
47 yrs. old                       Chief Financial Officer

--------------------------------------------------------------------------------
RUSSELL EMERY                        Chief Compliance              (Since 2006)
44 yrs. old                               Officer

--------------------------------------------------------------------------------
CAROLYN F. MEAD                       Vice President               (Since 2007)
50 yrs. old                            and Secretary

--------------------------------------------------------------------------------
JAMES NDIAYE                          Vice President               (Since 2004)
39 yrs. old                       and Assistant Secretary

--------------------------------------------------------------------------------
TIMOTHY D. BARTO                  Assistant Vice President         (Since 2000)
39 yrs. old                       and Assistant Secretary

--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                         NUMBER OF
                                         PORTFOLIOS
                                     IN THE ADVISORS'
                                     INNER CIRCLE FUND
      PRINCIPAL OCCUPATION(S)        OVERSEEN BY BOARD      OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS               MEMBER            HELD BY BOARD MEMBER
--------------------------------------------------------------------------------

Senior Operations Officer, SEI              N/A                    N/A
Investments, Fund Accounting and
Administration (1996-present);
Assistant Chief Accountant for the
U.S. Securities and Exchange
Commission's Division of Investment
Management (1993-1996).
--------------------------------------------------------------------------------
Director, SEI Investments, Fund             N/A                    N/A
Accounting since July 2005.
Manager, SEI Investments AVP from
April 1995 to February 1998 and
November 1998 to July 2005.
--------------------------------------------------------------------------------
Director of Investment Product              N/A                    N/A
Management and Development at SEI
Investments since February 2003.
Senior Investment Analyst, Equity
team at SEI Investments from March
2000 to February 2003.
--------------------------------------------------------------------------------
Corporate Counsel of SEI since              N/A                    N/A
2007; Associate, Stradley, Ronon,
Stevens & Young, 2004-2007;
Counsel, ING Variable Annuities,
1999-2002.
--------------------------------------------------------------------------------
Employed by SEI Investments Company         N/A                    N/A
since 2004. Vice President,
Deutsche Asset Management from
2003-2004. Associate, Morgan, Lewis
& Bockius LLP from 2000-2003.
Counsel, Assistant Vice President,
ING Variable Annuities Group from
1999-2000.
--------------------------------------------------------------------------------
General Counsel, Vice President and         N/A                    N/A
Assistant Secretary of SEI
Investments Global Funds Services
since 1999; Associate, Dechert (law
firm) from 1997-1999; Associate,
Richter, Miller & Finn (law firm)
from 1994-1997.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    TERM OF
                                        POSITION(S)               OFFICE AND
   NAME, ADDRESS,                        HELD WITH                 LENGTH OF
       AGE 1                             THE TRUST                TIME SERVED
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
SOFIA ROSALA                      Assistant Vice President         (Since 2006)
33 yrs. old                       and Assistant Secretary

--------------------------------------------------------------------------------
JOSEPH M. GALLO                      Vice President and            (Since 2007)
34 yrs. old                         Assistant Secretary

--------------------------------------------------------------------------------
NICOLE WELCH                             AML Officer               (Since 2005)
30 yrs. old

--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                         NUMBER OF
                                        PORTFOLIOS
                                     IN THE ADVISORS'
                                     INNER CIRCLE FUND
      PRINCIPAL OCCUPATION(S)        OVERSEEN BY BOARD      OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS               MEMBER            HELD BY BOARD MEMBER
--------------------------------------------------------------------------------

Vice President and Assistant                N/A                    N/A
Secretary of SEI Investments
Management Corp. and SEI Global
Funds Services since 2005.
Compliance Officer of SEI
Investments from 2001-2004. Account
and Product Consultant SEI Private
Trust Company, 1998-2001.
--------------------------------------------------------------------------------
Corporate Counsel of SEI since              N/A                    N/A
2007; Associate Counsel, ICMA
Retirement Corporation, 2004-2007;
Federal Investigator, U.S.
Department of Labor, 2002-2004;
U.S. Securities and Exchange
Commission - Department of
Investment Management, 2003.
--------------------------------------------------------------------------------
Assistant Vice President and AML            N/A                    N/A
Compliance Officer of SEI
Investments since January 2005.
Compliance Analyst at TD Waterhouse
from January 2004 to November 2004.
Senior Compliance Analyst at UBS
Financial Services from October
2002 to January 2004. Knowledge
Management Analyst at
PricewaterhouseCoopers Consulting
from September 2000 to October
2002.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             OCTOBER 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                QUALIFIED
                              LONG TERM       ORDINARY                   QUALIFYING  QUALIFIED  SHORT-TERM
                             CAPITAL GAIN      INCOME         TOTAL       DIVIDEND   INTEREST     CAPITAL     FOREIGN
PORTFOLIO                   DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS   INCOME(1)  INCOME(2)    GAIN(3)   TAX CREDIT
---------                   -------------  -------------  -------------  ----------  ---------  ----------  ----------
McKee International
   Equity Portfolio ......     71.96%          28.04%        100.00%        69.26%     4.26%      100.00%      9.04%

(1) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS DESIGNATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE PORTFOLIO TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

(3) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING SHORT-TERM CAPITAL GAIN" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

FOREIGN TAXES DURING THE FISCAL YEAR ENDED OCTOBER 31, 2007 AMOUNTING TO $637,153 ARE EXPECTED TO BE PASSED THROUGH TO THE SHAREHOLDERS AS FOREIGN TAX CREDITS ON FORM 1099-DIV FOR THE YEAR ENDING DECEMBER 31, 2007, WHICH SHAREHOLDERS OF THIS PORTFOLIO WILL RECEIVE IN LATE JANUARY, 2008. IN ADDITION, FOR THE YEAR ENDED OCTOBER 31, 2007, GROSS FOREIGN SOURCE INCOME AMOUNTED TO $8,508,636 FOR THE MCKEE INTERNATIONAL EQUITY PORTFOLIO.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDER FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2007. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2007 FORM 1099-DIV.

                      MCKEE INTERNATIONAL EQUITY PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-625-3346

                                    ADVISER:
                                C.S. McKee, L.P.
                               One Gateway Center
                              Pittsburgh, PA 15222

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

    This information must be preceded or accompanied by a current prospectus for the Portfolio described.

CSM-AR-001-0600

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------- -------------------------------------------------
                                        2007                                              2006
------------------------------------------------------------------- -------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)       Audit     $210,200           $0               $0            $267,100           $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)       Audit-       $0              $0               $0               $0              $0             $0
           Related
           Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)       Tax          $0              $0               $0               $0              $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)       All          $0              $0               $0               $0              $0             $0
           Other
           Fees
------------------------------------------------------------------- -------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------ --------------------------------------------------
                                        2007                                            2006
------------------------------------------------------------------ --------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)      Audit       $353,110           N/A             N/A           $261,600          N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)      Audit-        N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)      Tax           N/A              N/A             N/A             N/A             N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)      All           N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
------------------------------------------------------------------- -------------------------------------------------


(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------
 (f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        --------------------------------------
                                        Michael Lawson,
                                        Controller and Chief Financial Officer

Date:  January 8, 2008


* Print the name and title of each signing officer under his or her signature.